CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009
Net sales	$ 659,390	$ 328,332	$ 194,087	$ 316,560
Cost of goods sold	647,355	329,143	195,883	338,607
Gross profit (loss)	12,035	(811)	(1,796)	(22,047)
Selling, general and administrative expenses	11,742	12,956	9,065	21,458
Asset impairments				252,388
Income (loss) from operations	293	(13,767)	(10,861)	(295,893)
Fair value adjustments on convertible debt and warrants	6,968	(11,736)
Loss on investment in Front Range		(12,146)	(12,146)
Loss on extinguishments of debt		(2,159)	(2,159)
Gain from write-off of liabilities				14,232
Interest expense, net	(11,337)	(6,261)	(3,462)	(13,771)
Other expense, net	(709)	297	(1,088)	(1,666)
Income (loss) before reorganization costs, gain from bankruptcy exit and provision for income taxes	(4,785)	(45,772)	(29,716)	(297,098)
Reorganization costs		(4,153)	(4,153)	(11,607)
Gain from bankruptcy exit		119,408	119,408
Provision for income taxes
Net income (loss)	(4,785)	69,483	85,539	(308,705)
Net (income) loss attributed to noncontrolling interest in variable interest entity	9,905	4,409		552
Net income (loss) attributed to Pacific Ethanol	5,120	73,892	85,539	(308,153)
Preferred stock dividends	(946)	(2,847)	(2,346)	(3,202)
Income (loss) available to common stockholders	$ 4,174	$ 71,045	$ 83,193	$ (311,355)
Net income (loss) per share, basic (in Dollars per share)	$ 0.20	$ 6.76	$ 8.36	$ (38.18)
Net income (loss) per share, diluted (in Dollars per share)	$ 0.20	$ 5.57	$ 7.71	$ (38.18)
Weighted-average shares outstanding, basic (in Shares)	21,230	10,514	9,947	8,155
Weighted-average shares outstanding, diluted (in Shares)	21,328	13,377	11,099	8,155